Realized and Unrealized Gains (Or Losses) Included In Income for Assets and Liabilities Measured At Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Measurements, Recurring | Gain on Sales of Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings	$ 5,845